Income Tax Expense (Recovery) (Tables)	9 Months Ended
Sep. 30, 2019
Income Tax Disclosure [Abstract]
Components of Provision for Income Tax (Expense) Recovery
The components of the provision for income tax expense are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
	$	$	$	$
Current	(2,911)	(4,122)	(10,983)	(15,343)
Deferred	(180)	(212)	(548)	(1,854)
Income tax expense	(3,091)	(4,334)	(11,531)	(17,197)

Unrecognized Tax Benefits, Recorded in Other Long-Term Liabilities

	Nine Months Ended September 30,
	2019	2018
	$	$
Balance of unrecognized tax benefits as at January 1	40,556	31,061
Increases for positions related to the current year	3,213	2,908
Changes for positions taken in prior periods	3,066	2,161
Decrease related to statute limitations	—	(405)
Balance of unrecognized tax benefits as at September 30	46,835	35,725